Related Party Transactions (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Unsecured advances due to officer		$ 17,485	$ 84,676
Accrued salaries	$ 113,050	50,228	0
Due to officers	105,020	17,485	84,676
Accrued expenses	272,916	385,776	223,671
Officer Ralph Hofmeier [Member]
Related Party Transaction [Line Items]
Unsecured advances due to officer			17,778
Accrued salaries	45,304	17,485	0
Due to officers	58,540	17,485	17,778
Accrued expenses	13,236	0
Officer Irma Velazquez [Member]
Related Party Transaction [Line Items]
Unsecured advances due to officer		0	66,898
Accrued salaries	46,480	0	0
Due to officers	46,480	0	$ 66,898
Accrued expenses	$ 0	$ 0